S000028690 [Member] Expense Example, No Redemption - Variable Portfolio - Partners Core Bond Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Partners Core Bond Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Variable Portfolio - Partners Core Bond Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	$ 906